GOVERNMENT INCOME SECURITIES, INC.

SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1995
Effective March 31, 1996, the name of "Government Income Securities, Inc." has been changed to "Federated Government Income Securities, Inc." Accordingly, all references to Government Income Securities, Inc. in the Prospectus should reflect this change.

                                                                 March 29, 1996

















   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 383733102
   G00772-03 (3/96)
GOVERNMENT INCOME SECURITIES, INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1995 Effective March 31, 1996, the name of "Government Income Securities, Inc." has been changed to "Federated Government Income Securities, Inc." Accordingly, all references to Government Income Securities, Inc. in the Statement of Additional Information should reflect this change.

                                                                 March 29, 1996
















   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 383733102